Intangible assets and goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill beginning of the period	$ 1,324,062	$ 1,320,579
Business acquisitions	0	4,195
Foreign exchange	(11,838)	(712)
Goodwill end of the period	$ 1,312,224	$ 1,324,062